UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7920

High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q
December 31, 2005

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 88.1%
Aerospace & Defense — 0.1%

$650,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	$693,875

Airlines — 1.3%
		Continental Airlines Inc., Pass-Through Certificates:
430,135	B+	Series 2000-2, Class C, 8.312% due 4/2/11	385,072
2,380,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	2,346,538
		United Airlines Inc., Pass-Through Certificates:
962,968	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	703,461
2,268,135	Caa1(b)	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	1,975,806
		Series 2001-1:
460,000	NR	Class B, 6.932% due 9/1/11 (a)	420,394
1,045,000	NR	Class C, 6.831% due 9/1/08 (a)	740,771

		Total Airlines	6,572,042

Auto Components — 0.8%
695,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	701,950
1,925,000	B-	Dana Corp., Notes, 6.500% due 3/1/09	1,549,625
625,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	675,000
1,000,000	B-	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	1,097,500
276,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	311,190

		Total Auto Components	4,335,265

Automobiles — 3.2%
		Ford Motor Co.:
		Debentures:
725,000	BB+	6.625% due 10/1/28	471,250
650,000	BB+	8.900% due 1/15/32	479,375
14,575,000	BB+	Notes, 7.450% due 7/16/31	9,983,875
		General Motors Corp.:
		Senior Debentures:
1,350,000	B	8.250% due 7/15/23	874,125
5,400,000	B	8.375% due 7/15/33	3,591,000
2,125,000	B	Senior Notes, 7.125% due 7/15/13	1,413,125

		Total Automobiles	16,812,750

Beverages — 0.2%
875,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	901,250

Building Products — 1.2%
		Associated Materials Inc.:
4,950,000	CCC+	Senior Discount Notes, step bond to yield 10.793% due 3/1/14	2,450,250
435,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	421,950
1,850,000	B-	Goodman Global Holding Co. Inc., Senior Notes, 7.491% due 6/15/12 (c)(d)	1,840,750
1,500,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,455,000

		Total Building Products	6,167,950

Capital Markets — 0.4%
1,690,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,888,575

Chemicals — 3.8%
1,020,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	1,091,400
1,550,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (c)	1,542,250
2,400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	2,652,000
870,000	B	Huntsman International LLC, Senior Notes, 9.875%
		due 3/1/09	922,200

See Notes to Schedule of Investments.

1

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Chemicals (continued)
$1,750,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	$1,872,500
1,715,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	1,809,325
1,745,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,960,944
700,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	782,250
655,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	643,538
2,025,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	2,151,562
		Rhodia SA:
		Senior Notes:
250,000	CCC+	7.625% due 6/1/10	252,500
450,000	CCC+	10.250% due 6/1/10	495,000
2,750,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	2,832,500
943,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	1,013,725

		Total Chemicals	20,021,694

Commercial Services & Supplies — 2.2%
2,250,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,180,347
		Allied Waste North America Inc.:
		Senior Notes:
25,000	BB-	7.250% due 3/15/15	25,375
317,000	BB-	Series B, 9.250% due 9/1/12	344,737
		Senior Secured Notes, Series B:
2,580,000	BB-	8.500% due 12/1/08	2,721,900
2,000,000	B+	7.375% due 4/15/14	1,955,000
1,600,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,688,000
		Cenveo Corp.:
1,460,000	B+	Senior Notes, 9.625% due 3/15/12	1,584,100
1,075,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	1,042,750

		Total Commercial Services & Supplies	11,542,209

Communications Equipment — 1.5%
6,775,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,843,438
1,950,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,755,000
475,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	477,375

		Total Communications Equipment	8,075,813

Computers & Peripherals — 0.2%
775,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	806,000

Containers & Packaging — 3.9%
1,375,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,485,000
2,655,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,548,800
675,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	651,375
1,875,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,884,375
		Owens-Brockway Glass Container Inc.:
1,575,000	B	6.750% due 12/1/14	1,535,625
3,420,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	3,586,725
		Pliant Corp.:
425,000	C	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	380,375
245,000	C	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	49,000
725,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	590,875
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	1,626,337
4,875,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	4,460,625
		Tekni-Plex Inc.:
1,000,000	C	Senior Secured Notes, 8.750% due 11/15/13 (c)	885,000

See Notes to Schedule of Investments.

2

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Containers & Packaging (continued)
$1,185,000	C	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	$651,750

		Total Containers & Packaging	20,335,862

Diversified Consumer Services — 0.7%
725,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (c)	742,219
		Service Corp. International:
1,225,000	BB	Debentures, 7.875% due 2/1/13	1,289,312
1,715,000	BB	Senior Notes, 6.500% due 3/15/08	1,740,725

		Total Diversified Consumer Services	3,772,256

Diversified Financial Services — 4.8%
		Alamosa Delaware Inc.:
3,008,000	CCC+	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	3,305,040
568,000	CCC+	Senior Notes, 11.000% due 7/31/10	643,260
435,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	441,525
1,150,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	1,109,750
		Ford Motor Credit Co.:
		Notes:
3,475,000	BB+	6.625% due 6/16/08	3,153,733
925,000	BB+	7.875% due 6/15/10	833,150
350,000	BB+	7.000% due 10/1/13	299,485
1,625,000	BB+	Senior Notes, 7.250% due 10/25/11	1,405,354
10,625,000	BB	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	10,204,452
1,199,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,281,431
1,225,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (c)	1,218,875
1,515,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	1,348,350

		Total Diversified Financial Services	25,244,405

Diversified Telecommunication Services — 3.6%
		AT&T Corp., Senior Notes:
2,250,000	A	7.300% due 11/15/11	2,493,299
1,600,000	A	9.750% due 11/15/31	2,015,758
1,555,000	D	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.233% due 2/1/10 (a)(e)(f)	0
650,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	686,563
950,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (c)(d)	970,187
2,425,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.064% due 2/1/15 (c)	1,606,562
225,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	249,469
895,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	870,388
400,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	420,000
720,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	757,800
		Qwest Communications International Inc., Senior Notes:
590,000	B	7.500% due 2/15/14 (c)	609,175
205,000	B	7.500% due 2/15/14	211,663
		Qwest Corp.:
300,000	BB	7.500% due 6/15/23	299,625
3,330,000	BB	Debentures, 6.875% due 9/15/33	3,146,850
4,025,000	BB	Notes, 8.875% due 3/15/12	4,558,312

		Total Diversified Telecommunication Services	18,895,651

Electric Utilities — 3.6%
		Edison Mission Energy, Senior Notes:
1,750,000	B+	10.000% due 8/15/08	1,925,000
800,000	B+	7.730% due 6/15/09	830,000
3,000,000	B+	9.875% due 4/15/11	3,513,750

See Notes to Schedule of Investments.

3

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Electric Utilities (continued)
$1,225,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	$1,607,813
2,350,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,667,250
		Reliant Energy Inc., Senior Secured Notes:
2,925,000	B+	9.250% due 7/15/10	2,939,625
2,725,000	B+	9.500% due 7/15/13	2,745,437
2,375,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (c)	2,582,812

		Total Electric Utilities	18,811,687

Electrical Equipment — 0.4%
2,060,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	2,114,211

Electronic Equipment & Instruments — 0.2%
1,125,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	987,188

Energy Equipment & Services — 0.5%
573,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (c)	593,055
1,725,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,888,875

		Total Energy Equipment & Services	2,481,930

Food & Staples Retailing — 0.9%
2,550,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	2,346,000
		Rite Aid Corp., Notes:
1,845,000	B-	7.125% due 1/15/07	1,854,225
675,000	B-	6.125% due 12/15/08 (c)	637,875

		Total Food & Staples Retailing	4,838,100

Food Products — 2.4%
425,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	461,656
		Ahold Lease USA Inc.:
1,327,823	BB+	Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	1,421,601
675,000	BB+	Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	753,047
995,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	1,014,900
1,125,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,200,938
2,575,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	2,813,187
		Dole Food Co. Inc., Senior Notes:
2,025,000	B+	7.250% due 6/15/10	1,974,375
575,000	B+	8.875% due 3/15/11	592,250
2,675,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	2,561,312

		Total Food Products	12,793,266

Health Care Providers & Services — 3.3%
2,450,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	2,609,250
1,350,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	1,321,312
1,200,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	1,227,000
		Extendicare Health Services Inc., Senior Subordinated Notes:
775,000	B+	9.500% due 7/1/10	826,344
1,000,000	B	6.875% due 5/1/14	982,500
1,150,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	1,168,209
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,822,125
1,375,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	1,045,000
1,275,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	1,300,500
		Tenet Healthcare Corp., Senior Notes:
4,250,000	B	7.375% due 2/1/13	3,941,875

See Notes to Schedule of Investments.

4

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Health Care Providers & Services (continued)
$75,000	B	9.875% due 7/1/14	$76,313

		Total Health Care Providers & Services	17,320,428

Hotels, Restaurants & Leisure — 7.5%
846,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	836,482
2,170,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	2,311,050
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,300,000	BB+	9.375% due 2/15/07	1,356,875
1,325,000	BB+	8.875% due 9/15/08	1,435,969
2,545,000	BB+	8.125% due 5/15/11	2,821,769
1,450,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,417,375
3,725,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.393% due 3/15/14	2,775,125
800,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	859,000
1,150,000	B-	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	1,029,250
2,625,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	2,625,000
		Hilton Hotels Corp.:
275,000	BBB-	Notes, 7.625% due 12/1/12	296,985
1,360,000	BBB-	Senior Notes, 7.950% due 4/15/07	1,403,466
1,750,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	1,474,375
2,100,000	B	Kerzner International Ltd., 6.750% due 10/1/15 (c)	2,052,750
2,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,080,125
250,000	CCC+	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14	253,750
		MGM MIRAGE Inc.:
2,100,000	BB	Senior Notes, 6.750% due 9/1/12	2,139,375
700,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	729,750
		Senior Subordinated Notes:
875,000	B+	9.750% due 6/1/07	926,406
2,050,000	B+	8.375% due 2/1/11	2,203,750
1,725,000	B+	Series B, 10.250% due 8/1/07	1,847,906
1,400,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,417,500
225,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	209,813
125,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	123,594
		Six Flags Inc., Senior Notes:
900,000	CCC	9.750% due 4/15/13	887,625
675,000	CCC	9.625% due 6/1/14	659,812
1,250,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,384,375
800,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	822,000
1,000,000	B	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	932,500

		Total Hotels, Restaurants & Leisure	39,313,752

Household Durables — 2.3%
		D.R. Horton Inc.:
1,140,000	BB+	Senior Notes, 8.000% due 2/1/09	1,220,648
910,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	962,015
1,900,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	1,339,500
2,000,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,175,000
1,350,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	1,426,841
1,715,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,852,200
2,225,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,302,875
875,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	904,531

		Total Household Durables	12,183,610

See Notes to Schedule of Investments.

5

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Independent Power Producers & Energy Traders — 3.8%
		AES Corp., Senior Notes:
$3,855,000	B-	9.500% due 6/1/09	$4,182,675
100,000	B-	7.750% due 3/1/14	105,375
		Calpine Corp.:
2,085,000	D	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(c)	1,720,125
1,215,000	D	Senior Secured Notes, 8.750% due 7/15/13 (a)(c)	1,002,375
		Dynegy Holdings Inc.:
4,500,000	B-	Second Priority Senior Secured Notes, 10.650% due 7/15/08 (c)(d)	4,775,625
4,500,000	CCC+	Senior Debentures, 7.625% due 10/15/26	4,027,500
200,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (c)	203,250
3,329,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	3,728,480

		Total Independent Power Producers & Energy Traders	19,745,405

Industrial Conglomerates — 0.7%
1,235,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (e)	1,037,400
4,150,000	B-	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.879% due 11/15/14	2,739,000

		Total Industrial Conglomerates	3,776,400

Insurance — 0.4%
1,680,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,808,391

IT Services — 0.5%
		Iron Mountain Inc., Senior Subordinated Notes:
550,000	B	8.625% due 4/1/13	576,125
2,000,000	B	6.625% due 1/1/16	1,870,000

		Total IT Services	2,446,125

Machinery — 1.6%
175,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	188,125
1,600,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	1,592,000
1,600,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,708,000
1,400,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 14.984% due 4/15/14	1,060,500
690,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	738,300
1,150,000	B	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	1,224,750
2,110,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	1,645,800

		Total Machinery	8,157,475

Media — 9.7%
175,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	180,688
3,925,176	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	4,028,212
		CCH I Holdings LLC:
		Senior Accreting Notes:
1,960,000	CCC-	Step bond to yield 17.231% due 1/15/14 (c)	1,327,900
3,880,000	CCC-	Step bond to yield 16.976% due 5/15/14 (c)	2,172,800
7,173,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (c)	6,061,185
		CSC Holdings Inc.:
2,425,000	B+	Senior Debentures, 7.625% due 7/15/18	2,315,875
		Senior Notes:
1,025,000	B+	7.875% due 12/15/07	1,048,063
		Series B:
1,200,000	B+	8.125% due 7/15/09	1,218,000
700,000	B+	7.625% due 4/1/11	700,000
683,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	802,525

See Notes to Schedule of Investments.

6

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

Face Amount	Rating‡	Security	Value

Media (continued)
		Dex Media Inc., Discount Notes:
$3,000,000	B	Step bond to yield 8.372% due 11/15/13	$2,400,000
1,250,000	B	Step bond to yield 9.161% due 11/15/13	1,000,000
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,578,840
2,250,000	BB-	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15	2,210,625
1,544,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,667,520
		EchoStar DBS Corp., Senior Notes:
1,979,000	BB-	9.125% due 1/15/09	2,075,476
3,150,000	BB-	6.625% due 10/1/14	3,035,812
1,250,000	B-	Emmis Communications Corp., Senior Notes, 10.366% due 6/15/12 (d)	1,260,937
2,575,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,578,981
2,300,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.232% due 10/15/13	1,817,000
2,630,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.766% due 2/15/11	2,761,500
100,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	96,375
3,075,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	3,321,000
75,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	73,594
2,250,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	2,072,812
500,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	566,250
1,235,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	1,309,100
625,000	CCC	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	650,781
601,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	620,533

		Total Media	50,952,384

Metals & Mining — 0.7%
2,075,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	2,277,313
1,285,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	1,479,140

		Total Metals & Mining	3,756,453

Multi-Utilities — 0.1%
525,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	575,667

Multiline Retail — 1.4%
		J.C. Penney Co. Inc., Notes:
2,325,000	BB+	8.000% due 3/1/10	2,558,074
2,177,000	BB+	9.000% due 8/1/12	2,572,265
925,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	944,656
1,219,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	1,334,805

		Total Multiline Retail	7,409,800

Office Electronics — 0.2%
1,000,000	BB	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (c)	980,000

Oil, Gas & Consumable Fuels — 5.7%
		Chesapeake Energy Corp., Senior Notes:
3,625,000	BB	6.625% due 1/15/16	3,688,437
1,600,000	BB	6.250% due 1/15/18	1,576,000
1,121,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	1,221,890
		El Paso Corp., Medium-Term Notes:
750,000	B-	7.800% due 8/1/31	751,875
6,275,000	B-	7.750% due 1/15/32	6,322,062
		Massey Energy Co., Senior Notes:
1,175,000	BB-	6.625% due 11/15/10	1,199,969

See Notes to Schedule of Investments.

7

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Oil, Gas & Consumable Fuels (continued)
$525,000	BB-	6.875% due 12/15/13 (c)	$532,219
2,125,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	2,300,312
520,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	546,000
865,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	910,413
700,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	756,000
		Vintage Petroleum Inc.:
1,210,000	BB-	Senior Notes, 8.250% due 5/1/12	1,303,775
1,600,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	1,680,000
		Williams Cos. Inc.:
		Notes:
2,950,000	B+	7.875% due 9/1/21	3,208,125
1,550,000	B+	8.750% due 3/15/32	1,805,750
1,825,000	B+	Senior Notes, 7.625% due 7/15/19	1,966,438

		Total Oil, Gas & Consumable Fuels	29,769,265

Paper & Forest Products — 3.1%
2,250,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	1,935,000
2,525,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,373,500
1,550,000	B-	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08	1,402,750
2,300,000	B+	Bowater Inc., Debentures, 9.500% due 10/15/12
		Buckeye Technologies Inc., Senior Subordinated Notes:	2,380,500
569,000	B	9.250% due 9/15/08	571,845
2,930,000	B	8.000% due 10/15/10	2,798,150
2,500,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	2,400,000
355,000	B+	Domtar Inc., Notes, 7.125% due 8/15/15	304,412
2,500,000	B-	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	2,212,500

		Total Paper & Forest Products	16,378,657

Personal Products — 0.5%
550,000	CCC+	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	437,250
2,150,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	2,300,500

		Total Personal Products	2,737,750

Pharmaceuticals — 0.2%
1,150,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,086,750

Real Estate — 1.3%
		Host Marriott LP, Senior Notes:
2,920,000	BB-	Series I, 9.500% due 1/15/07	3,036,800
1,300,000	BB-	Series O, 6.375% due 3/15/15	1,303,250
2,550,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	2,699,813

		Total Real Estate	7,039,863

Semiconductors & Semiconductor Equipment — 0.6%
		Amkor Technology Inc.:
900,000	CCC+	Senior Notes, 9.250% due 2/15/08	877,500
2,205,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	2,039,625

		Total Semiconductors & Semiconductor Equipment	2,917,125

Specialty Retail — 1.2%
1,775,000	CCC	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	1,819,375
1,800,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	2,001,627
1,950,000	B-	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,920,750

See Notes to Schedule of Investments.

8

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Specialty Retail (continued)
$825,000	CCC	Toys “R” Us Inc., Notes, 7.375% due 10/15/18	$598,125

		Total Specialty Retail	6,339,877

Textiles, Apparel & Luxury Goods — 0.7%
1,925,000	B-	Levi Strauss & Co., Senior Notes, 8.804% due 4/1/12 (d)	1,949,063
3,350,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due
		12/15/14 (c)	1,825,750

		Total Textiles, Apparel & Luxury Goods	3,774,813

Thrifts & Mortgage Finance — 1.1%
5,500,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	5,830,000

Wireless Telecommunication Services — 5.6%
		AirGate PCS Inc.:
525,000	B-	7.900% due 10/15/11 (d)	544,688
1,157,300	CCC	Senior Secured Subordinated Notes, 9.375% due 9/1/09	1,215,165
985,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.330% due 8/1/08	775,688
2,550,000	BBB-	IWO Holdings Inc., Secured Notes, 7.900% due 1/15/12 (d)	2,658,375
		New Cingular Wireless Services Inc.:
3,825,000	A	Notes, 8.125% due 5/1/12	4,425,085
4,425,000	A	Senior Notes, 7.875% due 3/1/11	4,970,412
100,000	A	Unsubordinated Senior Notes, 8.750% due 3/1/31	132,876
3,375,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	3,564,479
		Sprint Capital Corp.:
5,550,000	A-	Notes, 8.750% due 3/15/32	7,387,599
3,250,000	A-	Senior Notes, 6.875% due 11/15/28	3,561,867

		Total Wireless Telecommunication Services	29,236,234

		TOTAL CORPORATE BONDS & NOTES (Cost — $446,887,808)	461,628,203

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(e)(f) (Cost — $10,783,058)	0

LOAN PARTICIPATION — 1.1%
United States — 1.1%
5,500,000	NR	UPC Broadband Inc., Term Loan, Tranche H2, 1.000% due 3/15/12 (Bank of America) (Cost — $5,500,000)	5,556,471

SHARES		SECURITY	VALUE

COMMON STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
87,708		Telewest Global Inc. *	2,089,205

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499		Aurora Foods Inc. (e)(f)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
9,777		Outsourcing Solutions Inc. (f)*	41,553

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
3,259		Northrop Grumman Corp.	195,898

See Notes to Schedule of Investments.

9

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
12,427	Motorola Inc.	$280,726

Semiconductors & Semiconductor Equipment — 0.0%
1,372	Freescale Semiconductor Inc., Class B Shares *	34,533

	TOTAL INFORMATION TECHNOLOGY	315,259

TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (f)*	41
20,125	Pagemart Wireless (e)(f)*	201

	Total Diversified Telecommunication Services	242

Wireless Telecommunication Services — 0.7%
137,186	Alamosa Holdings Inc. *	2,553,032
37,218	Crown Castle International Corp. *	1,001,536

	Total Wireless Telecommunication Services	3,554,568

	TOTAL TELECOMMUNICATION SERVICES	3,554,810

	TOTAL COMMON STOCKS (Cost — $8,867,429)	6,196,725

CONVERTIBLE PREFERRED STOCKS — 1.4%
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
4,660	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	6,390,608
19,800	Crown Castle International Corp., 6.250% due 8/15/12	1,049,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,063,871)	7,440,008

WARRANTS

WARRANTS — 0.1%
985	American Tower Corp., Class A Shares, Expires 8/1/08(c)*	377,023
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(c)(e)(f)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(c)(e)(f)*	0
1,185	IWO Holdings Inc., Expires 1/15/11(c)(e)(f)*	0
1,000	Jazztel PLC, Expires 7/15/10(f)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/1/09(c)(e)(f)*	0
1,075	Mueller Holdings Inc., Expires 4/15/14(c)*	11
245	Pliant Corp., Expires 6/1/10(c)(e)(f)*	2
6,975	RSL Communications Ltd., Class A Shares, Expires 11/15/06(e)(f)*	0
3,510	Viasystems Group Inc., Expires 1/31/10(e)(f)*	0

	TOTAL WARRANTS (Cost — $699,140)	377,036

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $474,801,306)	481,198,443

FACE AMOUNT

SHORT-TERM INVESTMENT — 6.0%
Repurchase Agreement — 6.0%
$31,581,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06; Proceeds at maturity - $31,595,913; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value - $32,212,844) (Cost — $31,581,000)	31,581,000

	TOTAL INVESTMENTS — 97.9% (Cost — $506,382,306#)	512,779,443

See Notes to Schedule of Investments.

10

High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)
December 31, 2005

SECURITY	VALUE

Other Assets in Excess of Liabilities — 2.1%	$10,946,425

TOTAL NET ASSETS — 100.0%	$523,725,868

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Security is currently in default.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

11

Bond Ratings
 (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

12

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

13

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

14

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,189,326
Gross unrealized depreciation	(34,792,189)

Net unrealized appreciation	$6,397,137

At December 31, 2005, the Fund held loan participations with a total cost of $5,500,000 and a total market value of $5,556,471.

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunity Fund Inc.

By

R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2006

By

Robert J. Brault
Chief Financial Officer

Date:	February 28, 2006